MUZINICH U.S. HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 92.6%
Aerospace/Defense: 0.3%
	TransDigm Inc
$75,000	5.500%, 11/15/27	$77,630

Airlines: 3.0%
	American Airlines Inc
175,000	11.750%, 7/15/25	216,781
	American Airlines Inc/AAdvantage Loyalty IP Ltd
100,000	5.500%, 4/20/26	105,250
175,000	5.750%, 4/20/29	188,790
	Delta Air Lines Inc
225,000	7.375%, 1/15/26	265,095
	United Airlines Inc
25,000	4.375%, 4/15/26	25,688
50,000	4.625%, 4/15/29	51,735
		853,339
Automotive & Auto Parts: 3.2%
	Clarios Global LP / Clarios US Finance Co
100,000	8.500%, 5/15/27	106,500
	Dornoch Debt Merger Sub Inc
50,000	6.625%, 10/15/29	50,049
	Ford Motor Co
250,000	9.000%, 4/22/25	300,755
	Goodyear Tire & Rubber Co/The
50,000	5.000%, 7/15/29	53,282
50,000	5.250%, 7/15/31	53,313
	Jaguar Land Rover Automotive PLC
250,000	5.500%, 7/15/29	244,023
	Tenneco Inc
100,000	7.875%, 1/15/29	111,750
		919,672
Banking: 2.5%
	Deutsche Bank AG
200,000	4.875% (5 Year Mid Swap Rate USD + 2.553%), 12/1/32 [1,3]	220,001
	NatWest Group PLC
200,000	2.452% (3 Month LIBOR USD + 2.320%), 12/30/67 [1,2,3]	199,135
	Standard Chartered PLC
200,000	7.014% (3 Month LIBOR USD + 1.460%), 1/30/68 [1,2,3]	276,762
		695,898
Broadcasting: 4.4%
	Audacy Capital Corp
50,000	6.500%, 5/1/27	51,210
50,000	6.750%, 3/31/29	50,460
	Belo Corp
125,000	7.750%, 6/1/27	146,231
	iHeartCommunications Inc
100,000	8.375%, 5/1/27	107,000
	Netflix Inc
175,000	5.875%, 11/15/28	214,447
	Nexstar Media Inc
100,000	5.625%, 7/15/27	106,030
100,000	4.750%, 11/1/28	103,863
	Scripps Escrow Inc
200,000	5.875%, 7/15/27	205,537
	Sinclair Television Group Inc
50,000	5.125%, 2/15/27	49,715
	Sirius XM Radio Inc
175,000	4.000%, 7/15/28	178,172
	TEGNA Inc
50,000	4.625%, 3/15/28	51,180
		1,263,845
Building Materials: 2.5%
	Cornerstone Building Brands Inc
175,000	6.125%, 1/15/29	186,156
	JELD-WEN Inc
100,000	4.875%, 12/15/27	104,163
	New Enterprise Stone & Lime Co Inc
100,000	6.250%, 3/15/26	103,525
100,000	–%, 7/15/28	101,375
	PGT Innovations Inc
50,000	4.375%, 10/1/29	50,438
	SRM Escrow Issuer LLC
150,000	6.000%, 11/1/28	159,007
		704,664
Cable/Satellite TV: 5.9%
	CCO Holdings LLC / CCO Holdings Capital Corp
113,000	5.500%, 5/1/26	116,676
150,000	5.375%, 6/1/29	162,612
150,000	4.750%, 3/1/30	156,910
	CSC Holdings LLC
200,000	7.500%, 4/1/28	216,405
200,000	5.750%, 1/15/30	203,250
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
125,000	5.875%, 8/15/27	130,625
	DISH DBS Corp
75,000	7.375%, 7/1/28	79,965
100,000	5.125%, 6/1/29	98,115
	Midcontinent Communications / Midcontinent Finance Corp
275,000	5.375%, 8/15/27	286,814
	Radiate Holdco LLC / Radiate Finance Inc
225,000	6.500%, 9/15/28	229,743
		1,681,115
Capital Goods: 2.5%
	Griffon Corp
100,000	5.750%, 3/1/28	105,125
	JB Poindexter & Co Inc
100,000	7.125%, 4/15/26	105,375
	Madison IAQ LLC
100,000	5.875%, 6/30/29	100,880
	Manitowoc Co Inc/The
100,000	9.000%, 4/1/26	107,263
	Park-Ohio Industries Inc
150,000	6.625%, 4/15/27	150,000
	Patrick Industries Inc
100,000	4.750%, 5/1/29	102,125
	Wabash National Corp
50,000	4.500%, 10/15/28	50,000
		720,768
Chemicals: 1.5%
	Compass Minerals International Inc
25,000	6.750%, 12/1/27	26,572
	CVR Partners LP / CVR Nitrogen Finance Corp
15,000	9.250%, 6/15/23	15,062
100,000	6.125%, 6/15/28	105,000
	Lsb Industries
50,000	6.250%, 10/15/28	50,625
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25	51,312
	Rayonier AM Products Inc
175,000	7.625%, 1/15/26	185,172
		433,743
Consumer-Products: 0.6%
	Kronos Acquisition Holdings Inc / KIK Custom Products Inc
100,000	7.000%, 12/31/27	95,875
	Scotts Miracle-Gro Co/The
50,000	4.375%, 2/1/32	50,469
	Tempur Sealy International Inc
25,000	3.875%, 10/15/31	25,062
		171,406
Containers: 0.4%
	LABL Inc
94,000	10.500%, 7/15/27	101,435

Diversified Financial Services: 3.6%
	Alliance Data Systems Corp
150,000	7.000%, 1/15/26	160,978
	Blackstone Mortgage Trust Inc
150,000	3.750%, 1/15/27	148,875
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
75,000	6.375%, 12/15/25	76,687
150,000	6.250%, 5/15/26	156,937
50,000	5.250%, 5/15/27	52,042
	Midcap Financial Issuer Trust
200,000	6.500%, 5/1/28	208,710
	Nationstar Mortgage Holdings Inc
150,000	6.000%, 1/15/27	156,750
	PRA Group Inc
75,000	5.000%, 10/1/29	75,188
		1,036,167
Diversified Media: 0.8%
	Advantage Sales & Marketing Inc
150,000	6.500%, 11/15/28	156,543
	Clear Channel Worldwide Holdings Inc
75,000	5.125%, 8/15/27	77,710
		234,253
Energy: 15.3%
	Antero Midstream Partners LP / Antero Midstream Finance Corp
75,000	5.375%, 6/15/29	77,569
	Antero Resources Corp
66,000	8.375%, 7/15/26	74,843
50,000	5.375%, 3/1/30	52,720
	Archrock Partners LP / Archrock Partners Finance Corp
150,000	6.250%, 4/1/28	155,080
	Ascent Resources Utica Holdings LLC / ARU Finance Corp
75,000	5.875%, 6/30/29	76,594
	Blue Racer Midstream LLC / Blue Racer Finance Corp
200,000	7.625%, 12/15/25	216,500
131,000	6.625%, 7/15/26	137,333
	Cheniere Energy Partners LP
25,000	3.250%, 1/31/32	25,114
	CITGO Petroleum Corp
125,000	7.000%, 6/15/25	127,984
	Comstock Resources Inc
50,000	5.875%, 1/15/30	52,070
	Consolidated Energy Fin
175,000	–%, 10/15/28 [6]	175,000
	Consolidated Energy Finance SA
350,000	6.875%, 6/15/25	362,792
	CrownRock LP / CrownRock Finance Inc
75,000	5.625%, 10/15/25	76,852
	DT Midstream Inc
50,000	4.125%, 6/15/29	50,765
50,000	4.375%, 6/15/31	51,563
	EQM Midstream Partners LP
75,000	6.500%, 7/1/27	84,450
100,000	4.500%, 1/15/29	103,875
100,000	6.500%, 7/15/48	114,691
	Genesis Energy LP / Genesis Energy Finance Corp
125,000	5.625%, 6/15/24	124,844
125,000	8.000%, 1/15/27	127,064
	Global Partners LP / GLP Finance Corp
125,000	6.875%, 1/15/29	129,917
	Gulfport Energy Operating Corp
125,000	8.000%, 5/17/26	136,861
	Harvest Midstream I LP
175,000	7.500%, 9/1/28	186,660
	Hilcorp Energy I LP / Hilcorp Finance Co
125,000	6.000%, 2/1/31	128,663
	Laredo Petroleum Inc
75,000	7.750%, 7/31/29	75,281
	MEG Energy Corp
125,000	7.125%, 2/1/27	131,400
	Northern Oil and Gas Inc
150,000	8.125%, 3/1/28	160,485
	Occidental Petroleum Corp
75,000	8.875%, 7/15/30	101,976
175,000	6.450%, 9/15/36	220,391
	PBF Holding Co LLC / PBF Finance Corp
75,000	9.250%, 5/15/25	71,165
	Rockies Express Pipeline LLC
175,000	4.950%, 7/15/29	182,219
	Southwestern Energy Co
75,000	8.375%, 9/15/28	85,048
75,000	5.375%, 3/15/30	81,061
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
158,000	7.500%, 10/1/25	171,233
100,000	6.000%, 12/31/30	102,751
	USA Compression Partners LP / USA Compression Finance Corp
75,000	6.875%, 9/1/27	79,428
	Venture Global Calcasieu Pass LLC
25,000	3.875%, 8/15/29	25,782
50,000	4.125%, 8/15/31	52,188
		4,390,212
Environmental: 0.3%
	GFL Environmental Inc
75,000	4.375%, 8/15/29	75,844

Food/Beverage/Tobacco: 2.5%
	Herbalife Nutrition Ltd / HLF Financing Inc
75,000	7.875%, 9/1/25	80,531
	HLF Financing SARL LLC / Herbalife International Inc
125,000	4.875%, 6/1/29	125,156
	Kraft Heinz Foods Co
125,000	4.625%, 1/30/29	142,784
100,000	5.000%, 7/15/35	123,074
100,000	4.375%, 6/1/46	113,973
	Post Holdings Inc
75,000	4.500%, 9/15/31	74,204
	Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed
50,000	4.625%, 3/1/29	50,440
		710,162
Gaming: 1.3%
	Caesars Entertainment Inc
100,000	6.250%, 7/1/25	105,401
100,000	8.125%, 7/1/27	112,500
	Churchill Downs Inc
150,000	4.750%, 1/15/28	157,125
		375,026
Healthcare: 6.9%
	AMN Healthcare Inc
100,000	4.625%, 10/1/27	103,875
	Bausch Health Americas Inc
275,000	8.500%, 1/31/27	295,281
	Bausch Health Cos Inc
82,000	6.125%, 4/15/25	83,744
75,000	5.000%, 2/15/29	69,958
75,000	6.250%, 2/15/29	74,320
	Centene Corp
200,000	4.625%, 12/15/29	218,250
	DaVita Inc
100,000	4.625%, 6/1/30	102,986
100,000	3.750%, 2/15/31	97,500
	Legacy LifePoint Health LLC
50,000	4.375%, 2/15/27	49,803
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
100,000	5.750%, 8/1/22 `[1,5]	49,325
	MPH Acquisition Holdings LLC
50,000	5.500%, 9/1/28	50,444
150,000	5.750%, 11/1/28	141,523
	MPT Operating Partnership LP / MPT Finance Corp
75,000	4.625%, 8/1/29	80,569
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA
143,000	7.375%, 6/1/25	151,087
	Prime Healthcare Services Inc
200,000	7.250%, 11/1/25	214,750
	Select Medical Corp
175,000	6.250%, 8/15/26	184,249
		1,967,664
Homebuilders/Real Estate: 6.0%
	Artera Services LLC
300,000	9.033%, 12/4/25	325,875
	Ashton Woods USA LLC / Ashton Woods Finance Co
75,000	6.625%, 1/15/28	79,848
	Brookfield Residential Properties Inc / Brookfield Residential US LLC
125,000	6.250%, 9/15/27	131,565
	Global Infrastructure Solutions Inc
87,000	5.625%, 6/1/29	89,101
	IEA Energy Services LLC
75,000	6.625%, 8/15/29	74,250
	Iron Mountain Inc
200,000	5.250%, 7/15/30	212,496
	Kennedy-Wilson Inc
75,000	4.750%, 3/1/29	76,406
50,000	4.750%, 2/1/30	50,938
75,000	5.000%, 3/1/31	76,781
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
25,000	4.750%, 6/15/29	24,906
	M/I Homes Inc
100,000	3.950%, 2/15/30	100,664
	Millennium Escrow Corp
75,000	6.625%, 8/1/26	77,340
	Service Properties Trust
200,000	4.350%, 10/1/24	202,750
100,000	5.500%, 12/15/27	106,604
	Starwood Property Trust Inc
75,000	3.625%, 7/15/26	75,375
		1,704,899
Hotels: 0.6%
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
25,000	5.000%, 6/1/29	25,531
125,000	4.875%, 7/1/31	125,625
		151,156
Insurance: 0.5%
	Acrisure LLC / Acrisure Finance Inc
125,000	7.000%, 11/15/25	127,443

Leisure: 2.1%
	Carnival Corp
50,000	10.500%, 2/1/26	58,025
50,000	5.750%, 3/1/27	51,687
	Life Time Inc
100,000	5.750%, 1/15/26	104,175
	Royal Caribbean Cruises Ltd
100,000	9.125%, 6/15/23	108,806
175,000	5.500%, 8/31/26	180,109
100,000	5.500%, 4/1/28	102,428
		605,230
Metals/Mining: 2.5%
	First Quantum Minerals Ltd
275,000	7.500%, 4/1/25	282,447
	Grinding Media Inc / Moly-Cop AltaSteel Ltd
100,000	7.375%, 12/15/23	102,000
	Hudbay Minerals Inc
25,000	4.500%, 4/1/26	24,781
75,000	6.125%, 4/1/29	78,660
	Kaiser Aluminum Corp
125,000	4.500%, 6/1/31	128,281
	SunCoke Energy Inc
100,000	4.875%, 6/30/29	99,750
		715,919
Publishing/Printing: 0.6%
	Cimpress PLC
150,000	7.000%, 6/15/26	156,630

Restaurants: 3.1%
	1011778 BC ULC / New Red Finance Inc
125,000	4.375%, 1/15/28	127,058
	Bloomin' Brands Inc / OSI Restaurant Partners LLC
100,000	5.125%, 4/15/29	104,206
	Carrols Restaurant Group Inc
175,000	5.875%, 7/1/29	164,954
	CEC Entertainment LLC
175,000	6.750%, 5/1/26	175,656
	GPS Hospitality Holding Co LLC / GPS Finco Inc
100,000	7.000%, 8/15/28	99,379
	IRB Holding Corp
200,000	6.750%, 2/15/26	205,750
		877,003
Services: 3.4%
	BCPE Empire Holdings Inc
100,000	7.625%, 5/1/27	99,625
	Garda World Security Corp
100,000	4.625%, 2/15/27	100,125
	GPD Cos Inc
125,000	10.125%, 4/1/26	135,555
	H&E Equipment Services Inc
50,000	3.875%, 12/15/28	49,937
	Herc Holdings Inc
200,000	5.500%, 7/15/27	210,028
	LBM Acquisition LLC
50,000	6.250%, 1/15/29	50,046
	Nielsen Finance LLC / Nielsen Finance Co
75,000	5.625%, 10/1/28	77,802
75,000	5.875%, 10/1/30	79,059
	United Rentals North America Inc
50,000	3.750%, 1/15/32	50,625
	WESCO Distribution Inc
100,000	7.250%, 6/15/28	110,875
		963,677
Steel: 1.2%
	Cleveland-Cliffs Inc
100,000	6.750%, 3/15/26	106,750
	TMS International Corp/DE
75,000	6.250%, 4/15/29	78,469
	United States Steel Corp
150,000	6.875%, 3/1/29	160,122
		345,341
Super Retail: 2.2%
	Ambience Merger Sub Inc
50,000	7.125%, 7/15/29	49,937
	Bath & Body Works Inc
100,000	6.750%, 7/1/36	124,125
	LCM Investments Holdings II LLC
100,000	4.875%, 5/1/29	102,732
	LSF9 Atlantis Holdings LLC / Victra Finance Corp
125,000	7.750%, 2/15/26	129,592
	Michaels Cos Inc/The
125,000	7.875%, 5/1/29	129,688
	Wolverine World Wide Inc
100,000	4.000%, 8/15/29	101,125
		637,199
Technology: 2.7%
	CommScope Inc
100,000	4.750%, 9/1/29	100,250
	CommScope Technologies LLC
209,000	6.000%, 6/15/25	212,294
	J2 Global Inc
77,000	4.625%, 10/15/30	81,909
	LogMeIn Inc
100,000	5.500%, 9/1/27	101,988
	Veritas US Inc / Veritas Bermuda Ltd
100,000	7.500%, 9/1/25	104,125
	VM Consolidated Inc
175,000	5.500%, 4/15/29	178,236
		778,802
Telecommunications: 7.2%
	Altice Financing SA
200,000	5.000%, 1/15/28	190,944
	Altice France Holding SA
325,000	6.000%, 2/15/28	310,411
	Consolidated Communications Inc
75,000	6.500%, 10/1/28	81,564
	Embarq Corp
75,000	7.995%, 6/1/36	80,550
	GCI LLC
225,000	4.750%, 10/15/28	236,575
	Hughes Satellite Systems Corp
175,000	6.625%, 8/1/26	199,199
	Intelsat Jackson Holdings SA
150,000	8.000%, 2/15/24 [1,5]	154,125
	Level 3 Financing Inc
125,000	4.625%, 9/15/27	128,756
	Lumen Technologies Inc
150,000	5.125%, 12/15/26	155,812
100,000	4.500%, 1/15/29	97,023
	Sprint Capital Corp
250,000	6.875%, 11/15/28	320,313
75,000	8.750%, 3/15/32	112,133
		2,067,405
Transportation Excluding Air/Rail: 0.1%
	First Student Bidco Inc / First Transit Parent Inc
25,000	4.000%, 7/31/29	24,687

Utilities: 3.5%
	Calpine Corp
50,000	5.125%, 3/15/28	50,699
100,000	4.625%, 2/1/29	98,625
100,000	5.000%, 2/1/31	100,125
	Clearway Energy Operating LLC
125,000	5.000%, 9/15/26	128,366
375,000	3.750%, 2/15/31	376,406
	Talen Energy Supply LLC
225,000	7.250%, 5/15/27	212,648
25,000	6.625%, 1/15/28	23,233
		990,102
TOTAL CORPORATE BONDS
(Cost $25,622,295)		26,558,336

Principal Amount
BANK LOANS: 5.0%
Aerospace/Defense: 0.4%
	Spirit AeroSystems Inc
109,175	6.000% (1 Month LIBOR + 5.250%), 1/15/25 [1,4]	109,994

Automotive & Auto Parts: 0.8%
	First Brands Group LLC
105,439	6.000% (3 Months LIBOR + 5.000%), 3/24/27 [1,4]	106,731
	Wheel Pros Inc
125,000	5.250% (1 Month LIBOR + 4.500%), 5/11/28 [1,4]	125,104
		231,835
Healthcare: 0.7%
	BW NHHC Holdco Inc
198,462	5.125% (3 Months LIBOR + 5.000%), 5/15/25 [1,4]	176,046
	US Radiology Specialists Inc
24,813	6.250% (3 Months LIBOR + 5.500%), 12/10/27 [1,4]	24,960
		201,006
Leisure: 0.3%
	Carnival Corp
98,254	3.750% (3 Months LIBOR + 3.000%), 6/30/25 [1,4]	97,916

Services: 0.4%
	Revint Intermediate II LLC
124,375	5.750% (1 Month LIBOR + 5.000%), 10/8/27 [1,4]	125,230

Technology: 1.1%
	Ahead DB Holdings LLC
99,750	4.500% (3 Months LIBOR + 3.750%), 10/18/27 [1,4]	100,269
	CT Technologies Intermediate Holdings Inc
74,625	6.000%, 12/31/25 [1,4,6,7]	74,847
	Dawn Acquisition LLC
148,852	3.882% (3 Months LIBOR + 3.750%), 10/25/25 [1,4]	126,133
		301,249
Telecommunications: 0.9%
	Intelsat Jackson Holdings SA
250,000	8.625%, 1/15/24 [4]	254,688

Transportation Excluding Air/Rail: 0.4%
	Yak Access LLC
143,836	5.121% (3 Months LIBOR + 5.000%), 7/2/25 [1,4]	115,188

TOTAL BANK LOANS
(Cost $1,453,226)		1,437,106

TOTAL INVESTMENTS IN SECURITIES: 97.6%
(Cost $27,075,521)		27,995,442
Other Assets in Excess of Liabilities: 2.4%		685,492
TOTAL NET ASSETS: 100.0%		$28,680,934

LIBOR - London Interbank Offered Rate
USD - United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Perpetual call date security. Date shown is next call date.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	Security is in default.
[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Muzinich U.S. High Yield Credit Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$26,558,336	$–	$26,558,336
Bank Loans	–	1,437,106	–	1,437,106
Total Assets	$–	$27,995,442	$–	$27,995,442